Quarterly portfolio holdings
John Hancock
Disciplined Value Global Long/Short Fund
Alternative
June 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 66.3%		$861,907,952
(Cost $833,422,276)
Australia 1.4%		18,347,346
Beetaloo Energy Australia, Ltd. (A)(B)	36,291,743	6,534,718
Sonic Healthcare, Ltd.	820,852	11,812,628
Belgium 1.6%		20,735,872
Anheuser-Busch InBev SA/NV	250,950	20,735,872
Bermuda 1.1%		14,100,940
Everest Group, Ltd.	39,473	14,100,940
Canada 6.5%		84,063,370
Equinox Gold Corp. (B)	1,696,061	16,485,713
Methanex Corp. (C)	486,851	22,468,174
Nutrien, Ltd.	306,459	19,291,594
Teck Resources, Ltd., Class B (C)	434,206	25,817,889
Denmark 2.9%		38,417,743
Danske Bank A/S	340,493	18,251,303
Novo Nordisk A/S, ADR (C)	420,660	20,166,440
France 3.4%		44,199,090
Sanofi SA, ADR	530,012	22,610,312
SPIE SA	176,267	10,148,000
Vallourec SACA	489,691	11,440,778
Hong Kong 0.6%		7,504,770
Alibaba Group Holding, Ltd.	626,000	7,504,770
Ireland 4.1%		52,778,045
Accenture PLC, Class A	64,820	8,066,201
AIB Group PLC	905,711	10,644,316
ICON PLC (A)(C)	62,734	10,897,523
Medtronic PLC	296,178	23,170,005
Israel 0.8%		9,853,833
Check Point Software Technologies, Ltd. (A)(C)	74,974	9,853,833
Italy 0.5%		6,363,299
Saipem SpA	1,265,705	6,363,299
Japan 4.7%		61,552,501
Asahi Kasei Corp.	1,159,000	12,890,501
Kioxia Holdings Corp. (A)	23,700	13,775,145
Murata Manufacturing Company, Ltd.	151,200	10,853,854
Resona Holdings, Inc.	1,843,300	24,033,001
Mexico 0.6%		7,532,214
America Movil SAB de CV, ADR (C)	289,812	7,532,214
Namibia 0.0%		440,723
Andrada Mining, Ltd. (A)	8,631,140	440,723
Netherlands 2.8%		36,842,488
Heineken NV	299,469	25,144,099
QIAGEN NV	302,409	11,698,389
South Korea 4.3%		55,550,775
DB Insurance Company, Ltd.	49,933	4,350,743
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	46,685	10,654,354
KT Corp., ADR (C)	782,648	13,524,157
2	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Samsung Electronics Company, Ltd.	121,775	$27,021,521
Spain 1.0%		12,707,646
Naturgy Energy Group SA	405,424	12,707,646
Switzerland 1.0%		13,299,463
Roche Holding AG	32,352	13,299,463
United Kingdom 4.2%		54,813,891
Endeavour Mining PLC	369,716	18,537,285
Shell PLC, ADR	351,618	27,264,460
Tungsten West PLC (A)	20,468,041	9,012,146
United States 24.8%		322,803,943
AbbVie, Inc.	56,352	14,180,417
Agilent Technologies, Inc.	112,789	14,981,763
Alphabet, Inc., Class C	83,009	29,329,570
Ball Corp.	275,981	17,221,214
Esab Corp. (B)	100,866	9,948,414
Honeywell Aerospace, Inc. (A)	58,248	12,877,357
Honeywell International, Inc.	58,248	13,041,615
HP, Inc.	256,748	5,633,051
Huntington Bancshares, Inc.	1,159,157	20,551,854
IBM Corp.	37,353	10,504,037
Jacobs Solutions, Inc.	111,223	14,014,098
KBR, Inc.	387,312	13,373,883
Labcorp Holdings, Inc.	114,292	32,001,763
Lennar Corp., Class A (C)	61,534	5,568,212
Marvell Technology, Inc.	38,465	11,458,339
McCormick & Company, Inc.	241,815	12,192,312
NetApp, Inc.	100,223	15,510,511
NRG Energy, Inc. (C)	82,346	12,027,457
ONEOK, Inc.	152,576	13,264,957
The Baldwin Insurance Group, Inc. (A)(B)	348,192	9,254,943
The Walt Disney Company	128,889	12,405,566
Uber Technologies, Inc. (A)(C)	156,094	11,263,743
Zimmer Biomet Holdings, Inc.	141,699	12,198,867

	Rate (%)	Maturity date		Par value^	Value
Convertible bonds 0.1%					$1,458,515
(Cost $1,438,585)
Namibia 0.1%					1,458,515
Andrada Mining, Ltd. (D)	12.000	06-20-27	GBP	1,100,000	1,458,515

	Shares	Value
Warrants 0.0%		$13,964
(Cost $0)
Andrada Mining, Ltd. (Expiration Date: 7-21-27; Strike Price: GBP 0.05) (A)	2,200,000	13,964

	Yield (%)	Shares	Value
Short-term investments 30.8%			$400,957,036
(Cost $400,957,035)
Short-term funds 30.8%			400,957,036
Fidelity Government Portfolio, Institutional Class	3.5671(E)	400,221,913	400,221,913
John Hancock Collateral Trust (F)	3.6026(E)	73,517	735,123

Total investments (Cost $1,235,817,896) 97.2%	$1,264,337,467
Other assets and liabilities, net 2.8%	35,976,569
Total net assets 100.0%	$1,300,314,036

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	3

	Shares	Value
Securities sold short (1.5)%		$(18,861,913)
(Proceeds received $19,073,112)
Japan (0.5)%		(6,686,316)
Kioxia Holdings Corp., ADR (A)	(113,040)	(6,686,316)
Sweden (1.0)%		(12,175,597)
Hennes & Mauritz AB, B Shares	(707,808)	(12,175,597)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $8,346,630. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $7,852,796 in the form of U.S. Treasuries was pledged to the fund.
(C)	All or a portion of this security is segregated as collateral for certain derivatives and/or securities sold short.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 6-30-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 6-30-26:
Health care	14.4%
Materials	11.0%
Information technology	8.7%
Financials	7.8%
Industrials	7.3%
Energy	5.0%
Communication services	4.8%
Consumer staples	4.5%
Utilities	1.9%
Consumer discretionary	1.0%
Short-term investments and other	33.6%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Tesla, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	890,151	Oct 2026	GSI	—	$(190,117)	$(190,117)
Pay	ON Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,813,146	Jan 2027	GSI	—	335,357	335,357
Pay	Carvana Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,020,956	May 2027	GSI	—	(186,115)	(186,115)
Pay	EQT AB	SEK SIOR Compounded OIS - 0.40%	At Maturity	SEK	12,317,210	May 2027	GSI	—	(36,131)	(36,131)
Pay	Fastenal Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,634,228	Jun 2027	GSI	—	(383,610)	(383,610)
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.50%	At Maturity	AUD	2,556,713	Sep 2027	GSI	—	(53,772)	(53,772)
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	840,099,977	Oct 2027	GSI	—	(522,789)	(522,789)
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	254,644,421	Nov 2027	GSI	—	(163,437)	(163,437)
Pay	The Hershey Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,389,806	Jan 2028	GSI	—	32,128	32,128
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.50%	At Maturity	AUD	2,490,674	Feb 2028	GSI	—	573,956	573,956
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.50%	At Maturity	AUD	3,017,015	Feb 2028	GSI	—	406,630	406,630
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	404,671	Mar 2028	GSI	—	(100,243)	(100,243)
Pay	Costco Wholesale Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,858,405	Mar 2028	GSI	—	43,830	43,830
Pay	Liberty Global, Ltd., Class C	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,336,779	Mar 2028	GSI	—	116,389	116,389
Pay	Breville Group, Ltd.	AUD AONIA Compounded OIS - 1.52%	At Maturity	AUD	2,319,128	Apr 2028	GSI	—	(145,110)	(145,110)
Pay	Fubon Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 0.50%	At Maturity	USD	5,347,979	May 2028	GSI	—	(1,863,921)	(1,863,921)
Pay	TS Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 0.50%	At Maturity	USD	4,496,108	May 2028	GSI	—	(1,650,583)	(1,650,583)
Pay	Kadant, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	11,817,241	Jun 2028	GSI	—	148,339	148,339
Pay	Moelis & Company, Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	8,560,103	Aug 2028	GSI	—	9,050	9,050
Pay	Lifenet Insurance Company	JPY TONAR Compounded OIS - 1.00%	At Maturity	JPY	239,622,816	Sep 2028	GSI	—	416,142	416,142
Pay	Grindr, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	3,962,872	Sep 2028	GSI	—	(52,663)	(52,663)
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	778,955	Dec 2028	GSI	—	(241,897)	(241,897)
Pay	Coinbase Global, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	5,295,142	Dec 2028	GSI	—	1,490,651	1,490,651
Pay	SoFi Technologies, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	5,652,518	Dec 2028	GSI	—	237,444	237,444
Pay	Sandisk Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	4,133,152	Jan 2029	GSI	—	(1,485,350)	(1,485,350)
Pay	Alliance Laundry Holdings, Inc.	USD Federal Funds Compounded OIS - 0.54%	At Maturity	USD	6,724,379	Jan 2029	GSI	—	(834,914)	(834,914)
Pay	Palomar Holdings, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	3,779,993	Jan 2029	GSI	—	(180,941)	(180,941)
Pay	AppLovin Corp., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,789,395	Jan 2029	GSI	—	(169,832)	(169,832)
Pay	NEXTDC, Ltd.	AUD AONIA Compounded OIS - 0.50%	At Maturity	AUD	8,242,021	Feb 2029	GSI	—	(415,514)	(415,514)
Pay	Infosys, Ltd., ADR	USD Federal Funds Compounded OIS - 9.09%	At Maturity	USD	3,225,092	Feb 2029	GSI	—	931,794	931,794
Pay	Carl Zeiss Meditec AG, Bearer Shares	EUR ESTR Compounded OIS - 1.00%	At Maturity	EUR	1,958,104	Feb 2029	GSI	—	(17,427)	(17,427)
Pay	Mitsui Chemicals, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	693,911,123	Feb 2029	GSI	—	(131,552)	(131,552)
Pay	The Chiba Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	57,319,825	Mar 2029	GSI	—	(65,404)	(65,404)
Pay	Japan Post Bank Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	386,226,381	Mar 2029	GSI	—	(425,040)	(425,040)
Pay	Sumitomo Metal Mining Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	124,833,026	Mar 2029	GSI	—	156,088	156,088
Pay	AGC, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	52,075,631	Mar 2029	GSI	—	(78,620)	(78,620)
Pay	KakaoBank Corp.	USD Federal Funds Compounded OIS - 4.25%	At Maturity	USD	1,958,035	Mar 2029	GSI	—	281,969	281,969
Pay	Rollins, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	4,301,070	Mar 2029	GSI	—	985,361	985,361
Pay	Tenaris SA	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	12,195,520	Mar 2029	GSI	—	435,085	435,085
Pay	Evolution Mining, Ltd.	AUD AONIA Compounded OIS - 0.50%	At Maturity	AUD	12,849,356	Apr 2029	GSI	—	420,571	420,571
Pay	CarMax, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,811,039	Apr 2029	GSI	—	(390,178)	(390,178)
Pay	Yelp, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	3,779,084	Apr 2029	GSI	—	280,744	280,744
Pay	StepStone Group, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	3,324,962	Apr 2029	GSI	—	102,530	102,530
Pay	SoftBank Group Corp.	JPY TONAR Compounded OIS + 0.20%	At Maturity	JPY	467,718,749	Apr 2029	GSI	—	75,906	75,906
Pay	Sumitomo Rubber Industries, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	643,197,094	May 2029	GSI	—	(100,832)	(100,832)
Pay	Brookfield Corp.	CAD CORRA Compounded OIS - 0.25%	At Maturity	CAD	9,901,534	May 2029	GSI	—	211,972	211,972
Pay	Tourmaline Oil Corp.	CAD CORRA Compounded OIS - 0.25%	At Maturity	CAD	11,341,986	May 2029	GSI	—	770,261	770,261
Pay	Power Integrations, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	7,322,828	May 2029	GSI	—	(257,260)	(257,260)
Pay	Western Digital Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	7,539,079	May 2029	GSI	—	(1,453,941)	(1,453,941)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	5

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	The Yokohama Rubber Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	305,569,586	Jun 2029	GSI	—	$(57,958)	$(57,958)
Pay	Woolworths Group, Ltd.	AUD AONIA Compounded OIS - 0.50%	At Maturity	AUD	11,535,821	Jun 2029	GSI	—	(867,908)	(867,908)
Pay	Fortescue, Ltd.	AUD AONIA Compounded OIS - 0.50%	At Maturity	AUD	12,937,229	Jun 2029	GSI	—	613,712	613,712
Pay	Telesat Corp.	USD Federal Funds Compounded OIS - 0.78%	At Maturity	USD	4,763,780	Jun 2029	GSI	—	(697,838)	(697,838)
Pay	Melexis NV	EUR ESTR Compounded OIS - 0.32%	At Maturity	EUR	947,785	Jun 2029	GSI	—	(9,863)	(9,863)
Pay	Prysmian SpA	EUR ESTR Compounded OIS - 0.32%	At Maturity	EUR	579,845	Jun 2029	GSI	—	(24,403)	(24,403)
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.32%	At Maturity	EUR	347,321	Jun 2029	GSI	—	6,827	6,827
Pay	BHP Group, Ltd.	GBP SONIA Compounded OIS - 0.55%	At Maturity	GBP	11,342,908	Jun 2029	GSI	—	767,780	767,780
Pay	AST SpaceMobile, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	4,689,186	Jun 2029	GSI	—	(948,898)	(948,898)
Pay	Lumentum Holdings, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	5,064,012	Jun 2029	GSI	—	(196,531)	(196,531)
Pay	Bank of Hawaii Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,749,913	Jul 2029	GSI	—	(1,825)	(1,825)
Pay	National Beverage Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,617,058	Jul 2029	GSI	—	75,743	75,743
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 1.13%	At Maturity	EUR	4,346,685	Jul 2029	GSI	—	(15,362)	(15,362)
Pay	SK Hynix, Inc.	USD OBFR - 0.25%	At Maturity	USD	773,281	Jul 2029	GSI	—	(59,602)	(59,602)
Pay	Moelis & Company, Class A	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	386,874	Dec 2028	HSBC	—	(5,648)	(5,648)
Pay	Shimano, Inc.	JPY TONAR Compounded OIS - 0.43%	At Maturity	JPY	219,425,000	Dec 2028	HSBC	—	(106,449)	(106,449)
Pay	Carvana Company	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	821,825	May 2029	HSBC	—	40,243	40,243
Pay	Fastenal Company	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	1,143,435	May 2029	HSBC	—	(113,418)	(113,418)
Pay	Grindr, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	573,443	May 2029	HSBC	—	(7,840)	(7,840)
Pay	National Beverage Corp.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	734,118	May 2029	HSBC	—	82,157	82,157
Pay	AppLovin Corp., Class A	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	825,294	May 2029	HSBC	—	(85,891)	(85,891)
Pay	CarMax, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	895,622	May 2029	HSBC	—	(351,979)	(351,979)
Pay	Costco Wholesale Corp.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	1,143,495	May 2029	HSBC	—	115,160	115,160
Pay	International Paper Company	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	1,325,060	May 2029	HSBC	—	(256,311)	(256,311)
Pay	Occidental Petroleum Corp.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	703,065	May 2029	HSBC	—	108,729	108,729
Pay	Palantir Technologies, Inc., Class A	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	576,612	May 2029	HSBC	—	70,749	70,749
Pay	Palomar Holdings, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	140,279	May 2029	HSBC	—	(18,855)	(18,855)
Pay	Rollins, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	827,055	May 2029	HSBC	—	176,322	176,322
Pay	Sandisk Corp.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	2,869,426	May 2029	HSBC	—	(1,737,340)	(1,737,340)
Pay	Tesla, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	615,804	May 2029	HSBC	—	29,852	29,852
Pay	The Blackstone Group, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	2,352,929	May 2029	HSBC	—	292,706	292,706
Pay	The Hershey Company	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	1,786,065	May 2029	HSBC	—	144,473	144,473
Pay	Infosys, Ltd., ADR	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	1,517,873	Jun 2029	HSBC	—	195,659	195,659
Pay	Hilton Grand Vacations, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	3,911,355	Jun 2029	HSBC	—	(587,337)	(587,337)
Pay	Bank of Hawaii Corp.	USD OBFR - 0.25%	At Maturity	USD	4,869,461	Apr 2028	JPM	—	(408,907)	(408,907)
Pay	Carvana Company	USD OBFR - 0.25%	At Maturity	USD	4,806,998	Apr 2028	JPM	—	568,108	568,108
Pay	Costco Wholesale Corp.	USD OBFR - 0.25%	At Maturity	USD	3,531,647	Apr 2028	JPM	—	133,341	133,341
Pay	Fastenal Company	USD OBFR - 0.25%	At Maturity	USD	5,242,933	Apr 2028	JPM	—	(523,535)	(523,535)
Pay	Liberty Global, Ltd., Class C	USD OBFR - 0.25%	At Maturity	USD	2,676,176	Apr 2028	JPM	—	119,233	119,233
Pay	National Beverage Corp.	USD OBFR - 0.25%	At Maturity	USD	3,423,619	Apr 2028	JPM	—	408,080	408,080
Pay	Occidental Petroleum Corp.	USD OBFR - 0.25%	At Maturity	USD	2,128,178	Apr 2028	JPM	—	7,425	7,425
Pay	ON Semiconductor Corp.	USD OBFR - 0.25%	At Maturity	USD	3,864,230	Apr 2028	JPM	—	668,544	668,544
Pay	Palantir Technologies, Inc., Class A	USD OBFR - 0.25%	At Maturity	USD	2,080,972	Apr 2028	JPM	—	409,449	409,449
Pay	The Hershey Company	USD OBFR - 0.25%	At Maturity	USD	3,137,152	Apr 2028	JPM	—	345,577	345,577
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	2,184,910	Apr 2028	JPM	—	(636,911)	(636,911)
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.43%	At Maturity	AUD	2,966,102	Apr 2028	JPM	—	598,957	598,957
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	425,990,003	Apr 2028	JPM	—	(93,977)	(93,977)
Pay	Melexis NV	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	3,659,732	Aug 2028	JPM	—	(1,093,249)	(1,093,249)
Pay	SKF AB, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	68,487,781	Sep 2028	JPM	—	(497,954)	(497,954)
Pay	Spirax Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,867,687	Oct 2028	JPM	—	(7,098)	(7,098)
Pay	EQT AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	45,993,696	Oct 2028	JPM	—	593,652	593,652
Pay	Standard Life PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,733,229	Nov 2028	JPM	—	(521,135)	(521,135)
6	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Tesla, Inc.	USD OBFR - 0.25%	At Maturity	USD	1,929,873	Nov 2028	JPM	—	$28,283	$28,283
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,141,863	Nov 2028	JPM	—	203,382	203,382
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	2,370,215	Dec 2028	JPM	—	48,061	48,061
Pay	Hilton Grand Vacations, Inc.	USD OBFR - 0.25%	At Maturity	USD	3,472,332	Dec 2028	JPM	—	(480,516)	(480,516)
Pay	Lifenet Insurance Company	JPY TONAR Compounded OIS - 1.50%	At Maturity	JPY	116,222,867	Dec 2028	JPM	—	183,537	183,537
Pay	Boliden AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	83,533,326	Feb 2029	JPM	—	(287,987)	(287,987)
Pay	Carl Zeiss Meditec AG, Bearer Shares	EUR ESTR Compounded OIS - 1.21%	At Maturity	EUR	212,589	Feb 2029	JPM	—	(9,038)	(9,038)
Pay	NEXTDC, Ltd.	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	3,544,608	Feb 2029	JPM	—	(79,322)	(79,322)
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	3,141,222	Mar 2029	JPM	—	557,875	557,875
Pay	KakaoBank Corp.	USD OBFR - 5.14%	At Maturity	USD	2,837,903	Mar 2029	JPM	—	261,835	261,835
Pay	Lonza Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	168,635	Apr 2029	JPM	—	(16,674)	(16,674)
Pay	Hannover Rueck SE	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	2,525,576	Apr 2029	JPM	—	193,524	193,524
Pay	Melrose Industries PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	4,842,982	Apr 2029	JPM	—	177,865	177,865
Pay	Associated British Foods PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	3,352,719	May 2029	JPM	—	(414,050)	(414,050)
Pay	Deutsche Bank AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	2,123,292	May 2029	JPM	—	(375,972)	(375,972)
Pay	Norsk Hydro ASA	NOK NOWA Compounded OIS - 0.30%	At Maturity	NOK	129,689,906	Jun 2029	JPM	—	2,017,537	2,017,537
Pay	Prysmian SpA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	5,122,741	Jun 2029	JPM	—	(296,003)	(296,003)
Pay	Bridgepoint Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	45,398	Jun 2029	JPM	—	(5,819)	(5,819)
Pay	SK Hynix, Inc.	USD OBFR - 1.50%	At Maturity	USD	13,811,580	Jun 2029	JPM	—	98,778	98,778
Pay	Kongsberg Gruppen ASA	NOK NOWA Compounded OIS - 0.30%	At Maturity	NOK	50,114,149	Jun 2029	JPM	—	(130,276)	(130,276)
Pay	Metso Corp.	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	6,750,226	Jul 2029	JPM	—	(400,378)	(400,378)
Pay	Hexagon AB, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	20,823,959	Dec 2030	JPM	—	296,793	296,793
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.40%	At Maturity	JPY	398,951,231	Apr 2028	MSI	—	(745,089)	(745,089)
Pay	Fubon Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 0.90%	At Maturity	USD	461,396	Dec 2028	MSI	—	(156,880)	(156,880)
Pay	Caris Life Sciences, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,862,207	Jan 2029	MSI	—	410,792	410,792
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	541,545	Jan 2029	MSI	—	147,951	147,951
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.45%	At Maturity	GBP	3,203,054	Jan 2029	MSI	—	(247,522)	(247,522)
Pay	Associated British Foods PLC	GBP SONIA Compounded OIS - 0.45%	At Maturity	GBP	2,545,813	May 2029	MSI	—	(358,590)	(358,590)
Pay	Boliden AB	SEK SIOR Compounded OIS - 0.55%	At Maturity	SEK	30,527,448	May 2029	MSI	—	(165,077)	(165,077)
Pay	EQT AB	SEK SIOR Compounded OIS - 0.55%	At Maturity	SEK	35,413,749	May 2029	MSI	—	375,559	375,559
Pay	Infosys, Ltd., ADR	USD Federal Funds Compounded OIS - 10.43%	At Maturity	USD	294,710	May 2029	MSI	—	41,579	41,579
Pay	Melrose Industries PLC	GBP SONIA Compounded OIS - 0.45%	At Maturity	GBP	1,999,557	May 2029	MSI	—	104,339	104,339
Pay	SKF AB, B Shares	SEK SIOR Compounded OIS - 0.55%	At Maturity	SEK	46,220,811	May 2029	MSI	—	(327,173)	(327,173)
Pay	Spirax Group PLC	GBP SONIA Compounded OIS - 0.45%	At Maturity	GBP	1,804,901	May 2029	MSI	—	125,100	125,100
Pay	Standard Life PLC	GBP SONIA Compounded OIS - 0.45%	At Maturity	GBP	1,931,529	May 2029	MSI	—	(236,210)	(236,210)
Pay	Taiyo Yuden Company, Ltd.	JPY TONAR Compounded OIS - 0.40%	At Maturity	JPY	1,712,901,394	Jun 2029	MSI	—	(2,153,087)	(2,153,087)
Pay	Bridgepoint Group PLC	GBP SONIA Compounded OIS - 0.45%	At Maturity	GBP	3,237,269	Jun 2029	MSI	—	(314,793)	(314,793)
Pay	Breville Group, Ltd.	AUD AONIA Compounded OIS - 2.13%	At Maturity	AUD	1,607,714	Jun 2029	MSI	—	(40,392)	(40,392)
Pay	Carl Zeiss Meditec AG, Bearer Shares	EUR ESTR Compounded OIS - 1.25%	At Maturity	EUR	1,108,015	Jun 2029	MSI	—	35,605	35,605
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	1,236,033	Jun 2029	MSI	—	(20,895)	(20,895)
Pay	Deutsche Bank AG	EUR ESTR Compounded OIS - 0.45%	At Maturity	EUR	1,450,670	Jun 2029	MSI	—	45,746	45,746
Pay	Evolution Mining, Ltd.	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	559,924	Jun 2029	MSI	—	30,753	30,753
Pay	Fortescue, Ltd.	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	780,727	Jun 2029	MSI	—	10,765	10,765
Pay	Hannover Rueck SE	EUR ESTR Compounded OIS - 0.45%	At Maturity	EUR	1,173,205	Jun 2029	MSI	—	(34,632)	(34,632)
Pay	Lonza Group AG	CHF SARON Compounded OIS - 0.45%	At Maturity	CHF	1,388,110	Jun 2029	MSI	—	(153,568)	(153,568)
Pay	Melexis NV	EUR ESTR Compounded OIS - 0.55%	At Maturity	EUR	3,440,375	Jun 2029	MSI	—	208,734	208,734
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 1.38%	At Maturity	EUR	2,941,992	Jun 2029	MSI	—	90,698	90,698
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.55%	At Maturity	EUR	1,854,628	Jun 2029	MSI	—	88,853	88,853
Pay	Woolworths Group, Ltd.	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	3,783,555	Jun 2029	MSI	—	1,300	1,300
Pay	Hexagon AB, B Shares	SEK SIOR Compounded OIS - 0.55%	At Maturity	SEK	24,909,624	Dec 2030	MSI	—	451,061	451,061
Pay	Boliden AB	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	25,008,458	Aug 2028	UBS	—	(292,020)	(292,020)
Pay	SKF AB, B Shares	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	27,142,461	Sep 2028	UBS	—	(97,961)	(97,961)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	7

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	International Paper Company	USD OBFR - 0.30%	At Maturity	USD	8,256,301	Oct 2028	UBS	—	$193,068	$193,068
Pay	Standard Life PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,951,446	Nov 2028	UBS	—	(307,771)	(307,771)
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	2,830,374	Nov 2028	UBS	—	(400,271)	(400,271)
Pay	Spirax Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,740,006	Nov 2028	UBS	—	123,961	123,961
Pay	EQT AB	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	11,741,394	Dec 2028	UBS	—	20,181	20,181
Pay	Shimano, Inc.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	585,552,504	Dec 2028	UBS	—	(147,883)	(147,883)
Pay	Texas Roadhouse, Inc.	USD OBFR - 0.30%	At Maturity	USD	5,385,417	Dec 2028	UBS	—	(530,830)	(530,830)
Pay	The Blackstone Group, Inc.	USD OBFR - 0.30%	At Maturity	USD	4,749,947	Dec 2028	UBS	—	225,356	225,356
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 1.25%	At Maturity	EUR	1,412,662	Feb 2029	UBS	—	(228,330)	(228,330)
Pay	Lonza Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	2,656,435	Mar 2029	UBS	—	(354,848)	(354,848)
Pay	Infosys, Ltd., ADR	USD OBFR - 0.30%	At Maturity	USD	924,573	Mar 2029	UBS	—	191,374	191,374
Pay	Carl Zeiss Meditec AG, Bearer Shares	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	223,927	Apr 2029	UBS	—	2,890	2,890
Pay	Hannover Rueck SE	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	726,447	Apr 2029	UBS	—	(13,730)	(13,730)
Pay	Associated British Foods PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	3,546,852	Apr 2029	UBS	—	(267,661)	(267,661)
Pay	AGC, Inc.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	509,338,115	May 2029	UBS	—	(574,533)	(574,533)
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	263,426,977	May 2029	UBS	—	(81,807)	(81,807)
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	520,610,067	May 2029	UBS	—	(57,457)	(57,457)
Pay	Japan Post Bank Company, Ltd.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	405,645,594	May 2029	UBS	—	(177,133)	(177,133)
Pay	Lifenet Insurance Company	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	274,472,652	May 2029	UBS	—	152,363	152,363
Pay	Mitsui Chemicals, Inc.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	652,493,114	May 2029	UBS	—	(202,708)	(202,708)
Pay	Occidental Petroleum Corp.	USD OBFR - 0.30%	At Maturity	USD	1,047,092	May 2029	UBS	—	126,338	126,338
Pay	SoftBank Group Corp.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	155,005,586	May 2029	UBS	—	(6,269)	(6,269)
Pay	Sumitomo Metal Mining Company, Ltd.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	544,815,151	May 2029	UBS	—	779,055	779,055
Pay	Sumitomo Rubber Industries, Ltd.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	920,856,415	May 2029	UBS	—	(392,526)	(392,526)
Pay	The Chiba Bank, Ltd.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	399,147,203	May 2029	UBS	—	(233,029)	(233,029)
Pay	Calbee, Inc.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	1,118,226,831	May 2029	UBS	—	(82,139)	(82,139)
Pay	Deutsche Bank AG	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	2,854,931	May 2029	UBS	—	(349,034)	(349,034)
Pay	Five Below, Inc.	USD OBFR - 0.30%	At Maturity	USD	4,349,525	May 2029	UBS	—	679,429	679,429
Pay	GMR Solutions, Inc.	USD OBFR - 0.30%	At Maturity	USD	4,323,603	May 2029	UBS	—	(1,413,556)	(1,413,556)
Pay	Ibiden Company, Ltd.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	606,042,425	May 2029	UBS	—	(1,885,091)	(1,885,091)
Pay	SUMCO Corp.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	709,560,617	May 2029	UBS	—	(1,527,730)	(1,527,730)
Pay	The Yokohama Rubber Company, Ltd.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	867,437,074	May 2029	UBS	—	(511,503)	(511,503)
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.33%	At Maturity	AUD	213,442	Jun 2029	UBS	—	13,777	13,777
Pay	Bridgepoint Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	397,163	Jun 2029	UBS	—	(59,209)	(59,209)
Pay	Hexagon AB, B Shares	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	5,987,755	Jun 2029	UBS	—	1,552	1,552
Pay	Melrose Industries PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	902,427	Jun 2029	UBS	—	(48,446)	(48,446)
Pay	Norsk Hydro ASA	NOK NOWA Compounded OIS - 0.33%	At Maturity	NOK	10,823,438	Jun 2029	UBS	—	68,683	68,683
Pay	Kongsberg Gruppen ASA	NOK NOWA Compounded OIS - 0.33%	At Maturity	NOK	2,947,708	Jul 2029	UBS	—	(17,769)	(17,769)
Receive	NongShim Company, Ltd.	USD Federal Funds Compounded OIS + 0.76%	At Maturity	USD	11,254,950	Oct 2028	GSI	—	(2,502,583)	(2,502,583)
Receive	SMC Corp.	JPY TONAR Compounded OIS + 0.47%	At Maturity	JPY	498,299,703	Nov 2028	GSI	—	(253,990)	(253,990)
Receive	Toyo Suisan Kaisha, Ltd.	JPY TONAR Compounded OIS + 0.47%	At Maturity	JPY	2,346,338,659	Nov 2028	GSI	—	(531,196)	(531,196)
Receive	Huntington Bancshares, Inc.	USD Federal Funds Compounded OIS + 0.51%	At Maturity	USD	150,529	Nov 2028	GSI	—	18,177	18,177
Receive	BAE Systems PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	141,719	Dec 2028	GSI	—	(7,572)	(7,572)
Receive	Grupo Financiero Banorte SAB de CV, Series O	USD Federal Funds Compounded OIS + 0.65%	At Maturity	USD	7,258,368	Jan 2029	GSI	—	(494,655)	(494,655)
Receive	Smiths Group PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	6,887,032	Jan 2029	GSI	—	139,135	139,135
Receive	TOTO, Ltd.	JPY TONAR Compounded OIS + 0.47%	At Maturity	JPY	385,862,406	Feb 2029	GSI	—	467,750	467,750
Receive	Admiral Group PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	97,051	Mar 2029	GSI	—	12,522	12,522
Receive	Hitachi Construction Machinery Company, Ltd.	JPY TONAR Compounded OIS + 0.47%	At Maturity	JPY	1,425,716,013	Apr 2029	GSI	—	(183,851)	(183,851)
Receive	Euronext NV	EUR ESTR Compounded OIS + 0.45%	At Maturity	EUR	20,942,505	Jun 2029	GSI	—	(258,770)	(258,770)
Receive	Galp Energia SGPS SA	EUR ESTR Compounded OIS + 0.45%	At Maturity	EUR	27,351,426	Jun 2029	GSI	—	(799,777)	(799,777)
Receive	Zalando SE	EUR ESTR Compounded OIS + 0.45%	At Maturity	EUR	9,455,904	Jun 2029	GSI	—	375,099	375,099
Receive	Hitachi, Ltd.	JPY TONAR Compounded OIS + 0.47%	At Maturity	JPY	3,799,863,430	Jun 2029	GSI	—	(1,288,262)	(1,288,262)
8	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Admiral Group PLC	GBP SONIA Compounded OIS + 0.38%	At Maturity	GBP	8,596,108	Jul 2029	HSBC	—	$1,960,765	$1,960,765
Receive	BAE Systems PLC	GBP SONIA Compounded OIS + 0.38%	At Maturity	GBP	3,834,922	Jul 2029	HSBC	—	(211,583)	(211,583)
Receive	Renesas Electronics Corp.	JPY TONAR Compounded OIS + 0.17%	At Maturity	JPY	946,110,573	Jul 2029	HSBC	—	2,080,212	2,080,212
Receive	The Weir Group PLC	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	8,365,970	Apr 2028	JPM	—	(1,700,804)	(1,700,804)
Receive	Hikma Pharmaceuticals PLC	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	6,598,802	May 2028	JPM	—	(108,374)	(108,374)
Receive	Banco Bradesco SA	USD OBFR + 0.60%	At Maturity	USD	11,035,874	Jan 2029	JPM	—	(498,748)	(498,748)
Receive	Toyo Suisan Kaisha, Ltd.	JPY TONAR Compounded OIS + 0.55%	At Maturity	JPY	14,668,399	Dec 2028	MSI	—	(7,579)	(7,579)
Receive	Admiral Group PLC	GBP SONIA Compounded OIS + 0.39%	At Maturity	GBP	4,702,495	May 2029	MSI	—	633,385	633,385
Receive	BAE Systems PLC	GBP SONIA Compounded OIS + 0.39%	At Maturity	GBP	1,256,056	May 2029	MSI	—	(98,527)	(98,527)
Receive	Hikma Pharmaceuticals PLC	GBP SONIA Compounded OIS + 0.39%	At Maturity	GBP	3,125,734	May 2029	MSI	—	234,863	234,863
Receive	Smiths Group PLC	GBP SONIA Compounded OIS + 0.39%	At Maturity	GBP	1,713,315	May 2029	MSI	—	40,670	40,670
Receive	The Weir Group Plc	GBP SONIA Compounded OIS + 0.39%	At Maturity	GBP	3,769,831	May 2029	MSI	—	(159,733)	(159,733)
Receive	MinebeaMitsumi, Inc.	JPY TONAR Compounded OIS + 0.55%	At Maturity	JPY	3,241,719,795	Jun 2029	MSI	—	109,005	109,005
Receive	ABN AMRO Bank NV	EUR ESTR Compounded OIS + 0.35%	At Maturity	EUR	2,321,808	Jun 2029	MSI	—	(83,081)	(83,081)
Receive	Cie Generale des Etablissements Michelin SCA	EUR ESTR Compounded OIS + 0.35%	At Maturity	EUR	25,622,807	Jun 2029	MSI	—	1,142,404	1,142,404
Receive	ABN AMRO Bank NV	EUR ESTR Compounded OIS + 0.33%	At Maturity	EUR	22,624,147	Feb 2029	UBS	—	4,780,720	4,780,720
Receive	Hitachi Construction Machinery Company, Ltd.	JPY TONAR Compounded OIS + 0.30%	At Maturity	JPY	356,696,926	May 2029	UBS	—	(55,933)	(55,933)
Receive	Renesas Electronics Corp.	JPY TONAR Compounded OIS + 0.30%	At Maturity	JPY	683,483,905	May 2029	UBS	—	1,201,327	1,201,327
Receive	SMC Corp.	JPY TONAR Compounded OIS + 0.30%	At Maturity	JPY	800,270,406	May 2029	UBS	—	(411,500)	(411,500)
Receive	TOTO, Ltd.	JPY TONAR Compounded OIS + 0.30%	At Maturity	JPY	339,186,226	May 2029	UBS	—	433,141	433,141
Receive	Toyo Suisan Kaisha, Ltd.	JPY TONAR Compounded OIS + 0.30%	At Maturity	JPY	449,570,979	May 2029	UBS	—	(33,887)	(33,887)
								—	$(11,454,625)	$(11,454,625)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Reference rates as of June 30, 2026 were as follows:
AONIA - 4.350%
CORRA - 2.340%
ESTR - 2.182%
Federal Funds - 3.630%
NOWA - 4.250%
OBFR - 3.630%
SARON - (0.044%)
SIOR - 1.758%
SOFR - 3.680%
SONIA - 3.732%
TONAR - 0.976%
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
AONIA	Reserve Bank of Australia Interbank Overnight Cash Rate
CORRA	Canadian Overnight Repo Rate Average
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	9

HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NOWA	Norwegian Overnight Weighted Average
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SIOR	Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TONAR	Tokyo Overnight Average Rate
UBS	UBS AG
10	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2026, by major security category or type:
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$18,347,346	—	$18,347,346	—
Belgium	20,735,872	—	20,735,872	—
Bermuda	14,100,940	$14,100,940	—	—
Canada	84,063,370	84,063,370	—	—
Denmark	38,417,743	20,166,440	18,251,303	—
France	44,199,090	22,610,312	21,588,778	—
Hong Kong	7,504,770	—	7,504,770	—
Ireland	52,778,045	42,133,729	10,644,316	—
Israel	9,853,833	9,853,833	—	—
Italy	6,363,299	—	6,363,299	—
Japan	61,552,501	—	61,552,501	—
Mexico	7,532,214	7,532,214	—	—
Namibia	440,723	—	440,723	—
Netherlands	36,842,488	—	36,842,488	—
South Korea	55,550,775	13,524,157	42,026,618	—
Spain	12,707,646	—	12,707,646	—
Switzerland	13,299,463	—	13,299,463	—
United Kingdom	54,813,891	45,801,745	9,012,146	—
United States	322,803,943	322,803,943	—	—
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	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Convertible bonds	$1,458,515	—	—	$1,458,515
Warrants	13,964	—	$13,964	—
Short-term investments	400,957,036	$400,957,036	—	—
Total investments in securities	$1,264,337,467	$983,547,719	$279,331,233	$1,458,515
Liabilities
Securities sold short	$(18,861,913)	$(6,686,316)	$(12,175,597)	—
Derivatives:
Assets
Swap contracts	37,478,182	—	37,478,182	—
Liabilities
Swap contracts	(48,932,807)	—	(48,932,807)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	73,517	$17,040,223	$89,587,229	$(105,891,962)	$(40)	$(327)	$66,454	—	$735,123
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
12	|